Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income/(loss) (in Dollars)		$ 1,194,497	$ (2,272,297)	$ 1,751,170
Denominator:
Weighted-average number of ordinary shares outstanding – basic	[1]	11,553,669	10,415,461	9,201,374
Outstanding options			730,637	742,762
Potentially dilutive shares from outstanding options			669,110	717,557
Weighted-average number of ordinary shares outstanding – diluted	[1]	11,553,669	11,084,571	9,918,931
(Loss)Earnings per share – basic (in Dollars per share)		$ 0.1	$ (0.22)	$ 0.19
(Loss)Earnings per share – diluted (in Dollars per share)		$ 0.1	$ (0.2)	$ 0.18

[1]	Retrospectively restated for effect of 1-for-4 reverse split on October 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.